Segment Information (Segment Results) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Sales	$ 2,031.1	$ 2,085.5	$ 2,844.5	$ 2,810.9	$ 2,785.4
Operating profit:	199.5	230.8	298.4	386.6	402.8
Identifiable assets:	6,118.4		5,841.6	5,992.8	5,727.3
Depreciation and amortization:			130.0	121.4	127.2
Capital expenditures, gross:			72.2	48.9	49.1
Other
Segment Reporting Information [Line Items]
Operating profit:	(23.8)	(19.7)	(63.4)	(12.3)	(24.4)
Identifiable assets:	233.3		8.4	5.5	5.7
Depreciation and amortization:			1.2	1.0	1.6
Capital expenditures, gross:			3.1	0.9	1.1
Specialty Products & Technologies
Segment Reporting Information [Line Items]
Sales	1,013.9	1,022.6	1,369.8
Specialty Products & Technologies | Operating segments
Segment Reporting Information [Line Items]
Sales	1,013.9	1,022.6	1,369.8	1,310.6	1,247.0
Operating profit:	175.2	186.7	241.3	246.0	226.0
Identifiable assets:	3,665.2		3,539.1	3,598.6	3,430.8
Depreciation and amortization:			76.9	71.8	74.9
Capital expenditures, gross:			42.2	30.3	19.1
Equipment & Consumables
Segment Reporting Information [Line Items]
Sales	1,017.2	1,062.9	1,474.7
Equipment & Consumables | Operating segments
Segment Reporting Information [Line Items]
Sales	1,017.2	1,062.9	1,474.7	1,500.3	1,538.4
Operating profit:	48.1	$ 63.8	120.5	152.9	201.2
Identifiable assets:	$ 2,219.9		2,294.1	2,388.7	2,290.8
Depreciation and amortization:			51.9	48.6	50.7
Capital expenditures, gross:			$ 26.9	$ 17.7	$ 28.9